STRATEGIC PARTNERSHIP	12 Months Ended
Dec. 31, 2010
STRATEGIC PARTNERSHIP
NOTE 34 – STRATEGIC PARTNERSHIPS

There were no new significant strategic partnerships entered into during the year 2010.  The significant strategic partnerships entered into during the years ended December 31, 2009 and 2008 are described below.

Partnerships made  d uring the year ended December 31, 2009 and 2008

a)	Magazine Luiza S.A. (“Magazine Luiza”)

In November 2009, Itaú Unibanco Holding S.A. (“Itaú Unibanco”) signed an agreement with Magazine Luiza related to Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento (“Luizacred”), a financial institution, which offers consumer’s finance and credit cards to the clients of Magazine Luiza.

Itaú Unibanco and Magazine Luiza hold 50% interest each in the total and voting capital of Luizacred.

Itaú Unibanco and Magazine Luiza agreed to extend the period of exclusivity, granted by Magazine Luiza to Luizacred, to December 31, 2029, pursuant to a payment of R$ 250.

The amount of R$ 250 paid to Magazine Luiza was recorded in Intangible Assets and will be amortized over the estimated useful life of 20 years, the term of the agreement.

b)	Companhia Brasileira de Distribuição (“CBD”)

In August 2009, Itaú Unibanco Holding S.A. (“Itaú Unibanco”) signed an agreement with CBD related to Financeira Itaú CBD S.A.– Crédito, Financiamento e Investimento (“FIC”), a financial institution which holds the exclusive right to offer financial products and services to clients of CBD.

Itaú Unibanco and CBD hold 50% interest each in the total and voting capital of FIC.

Itaú Unibanco and CBD resolved to amend the FIC agreement, releasing Itaú Unibanco from the exclusivity obligation, pursuant to a payment of R$ 550.

The amount of R$ 550 was recorded in the consolidated income statement as Other Non-Interest Expenses.

Itaú Unibanco and CBD also agreed to extend the exclusivity term granted by CBD to FIC, to exploit the right granted by the FIC agreement terms for 5 years up to August 28, 2029, pursuant to a payment of R$ 50.

The amount of R$ 50 paid to CBD was recorded in Intangible Assets and will be amortized over the estimated useful life of 20 years, the term of the agreement.
c)	Marisa S.A. (Marisa)

In October 2008, Itaú Unibanco Holding entered into a "partnership agreement" ("agreement") with Marisa, a retail store chain specialized in woman’s fashion, for acquisition of the right to exclusivity to offer, distribute, and  market financial products and services to the clients of Marisa.

The investment of Itaú Unibanco Holding totaled R$ 120 and refers to the acquisition of said exclusivity right for a 120-month period. We recorded the amount of R$ 120, paid to Marisa, as an intangible asset to be amortized over its estimated useful life of 120 months, i.e., for the term of  the agreement. We allocated these intangible assets to the Itaú Unibanco – Commercial Bank Segment.

d)	Lojas Americanas S.A. and BWU Comércio e Entretenimento S.A. (jointly referred to as LASA) in relation to Blockbuster Stores

In June 2008, Itaú Unibanco Holding entered into a “partnership agreement" (“agreement“) with LASA, for the acquisition, through FAI, of the exclusivity right to offer, distribute, and market financial products and services to Lojas Blockbuster’s customers, which are fully held by LASA.

The investment of Itaú Unibanco Holding totaled R$ 51 and refers to the acquisition of said exclusivity right for a  240-month period. We recorded the amount of R$ 51, paid to LASA,  as an intangible asset to be amortized over the term of  the agreement. We allocated this intangible asset in the Itaú Unibanco – Consumer Credit Segment.

e)	Coelho da Fonseca Empreendimentos Imobiliários Ltda. (Coelho da Fonseca)

In April 2008, Itaú Unibanco Holding signed a partnership agreement (“agreement”) with Coelho da Fonseca Empreendimentos Ltda., a real estate broker that provides real estate consulting and brokerage services, for the acquisition of the exclusive right to offer, distribute and market real estate financial products and services to the clients of Coelho da Fonseca, in the market of new and used real estate properties.

The investment of Itaú Unibanco Holding totaled R$ 124, of which R$ 94 refers to the acquisition of the exclusive right to offer and promotion of real estate financial products and services to the clients of Coelho da Fonseca for a 124-month period, and R$ 30 refers to advertising expenses, which shall be paid and recorded as expense over the term of the agreement, as well as advertising expenses to be incurred by Coelho da Fonseca.

We recorded the amount of R$ 94, paid to Coelho da Fonseca, as an intangible asset to be amortized over 124 months, i.e.,  the term of  the agreement. We allocated this intangible asset to the Itaú Unibanco – Commercial Bank Segment.

f)	Dafra da Amazônia Indústria e Comércio Ltda. (Dafra)

In March 2008, Itaú Unibanco Holding signed a “partnership agreement“ ("agreement“) with Dafra, a motorcycles assembling company for the acquisition of the exclusive right to: (i) offer, distribute and market financial products and services to the clients of Dafra, and (ii) offer working capital loans to the Dafra dealers for the financing of motorcycles purchases.

The investment of Itaú Unibanco Holding totaled R$ 20 and refers to the acquisition of said exclusivity right for a 120-month period.

The amount of R$ 20, paid to Dafra, was recorded as an intangible asset to be amortized over the term of  the agreement. We allocated this intangible asset to the Itaú Unibanco – Commercial Bank Segment.